December 18, 2025

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	VELA Funds (the “Registrant”)
Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A
(File No. 333-239642, CIK No. 0001815493)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Registrant, I hereby certify that the form of Prospectus and Statement of Additional Information of the VELA Small-Mid Cap Fund that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A that was filed with the U.S. Securities and Exchange Commission on December 12, 2025 (SEC Accession No. 0001580642-25-007818).

Sincerely,

/s/ Jesse Hallee

Jesse Hallee

Secretary of the Trust

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